S-K 1603(a) SPAC Sponsor	Aug. 10, 2026
SPAC Sponsor [Line Items]
SPAC Sponsor, Affiliate, or Promoter	Sponsor
SPAC Sponsor Name	Cayman Islands exempted limited liability company
SPAC Sponsor Form of Organization	Limited Liability Company
SPAC Sponsor Business, General Character [Text Block]	Our sponsor, Gores Sponsor XII LLC, is a Cayman Islands exempted limited liability company, which was formed to invest in us. Although our sponsor is permitted to undertake any activities permitted under the
Limited Liability Companies
Act (As Revised) of the Cayman Islands and other applicable law, our sponsor’s business is focused on investing in our company.
SPAC Sponsor, Compensation [Line Items]
SPAC Sponsor, Nature of Reimbursement	Reimbursement for any out-of-pocket expenses related to identifying, investigating, negotiating and completing an initial business combination.